INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
Schedule of Inventories
	December 31,
	2012	2011

Raw materials	$15,227	$21,452
Work in process	145	-
Finished goods	19,630	26,832

Total inventories	$35,002	$48,284